CONVERTIBLE NOTE RECEIVABLE (Details) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2023	Dec. 31, 2023
CONVERTIBLE NOTE RECEIVABLE
Issuance of convertible notes				$ 375,000
Convertible note receivable					$ 445,000
ConnectM Before Business Combination
CONVERTIBLE NOTE RECEIVABLE
Issuance of convertible notes					$ 445,000
Conversion price per warrant					$ 1
Convertible note receivable					$ 445,000
ConnectM Before Business Combination | Related Party | Monterey Capital Acquisition Corporation
CONVERTIBLE NOTE RECEIVABLE
Issuance of convertible notes	$ 445,000	$ 445,000	$ 445,000